Significant Accounting Policies - Summary of Major Customers for Advertising Business (Details) - Major customers for advertising business - Customer concentration risk - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advertising and promotional service providers
Number of customers	1	2
Customer A
Advertising and promotional service providers
Concentration risk (as a percentage)	99.90%	69.90%
Customer B
Advertising and promotional service providers
Concentration risk (as a percentage)		30.10%